                                            OppenheimerFunds, Inc.
                                          Two World Financial Center
                                         225 Liberty Street, 11th Floor
                                           New York, NY 10281-1008

August 14, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    OFI Tremont Core Strategies Hedge Fund
                Registration No. 005-79312
                EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of OFI Tremont Core Strategies Hedge Fund (the "Fund") in
connection with an offer by the Fund to purchase  $61,514,469.52 of interests in the Fund on the terms and subject to the  conditions set forth in the Repurchase
Offer Notice and Cover Letter to Repurchase Offer, originally filed on April 27,
2006.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                                     Sincerely,

                                                     /s/ Lisa I. Bloomberg
                                                     ------------------------------------------
                                                     Lisa I. Bloomberg
                                                     Vice President & Associate Counsel
                                                     Phone: 212. 323.0560
                                                     Fax: 212. 323.4071
                                                     lbloomberg@oppenheimerfunds.com

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Nancy Vann, Esq.